Financial Instruments - Financial liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments
Financial liabilities	R$ 3,870,084	R$ 2,173,779
Finance income (costs) in profit and loss	861	562	R$ 473
Trade payables
Financial Instruments
Financial liabilities	103,292	40,925
Derivative financial liabilities [Member]
Financial Instruments
Financial liabilities	223,561
Accounts payable to selling shareholders
Financial Instruments
Financial liabilities	1,668,786	1,786,515
Lease liabilities
Financial Instruments
Financial liabilities	43,118	35,220
Loans and financing
Financial Instruments
Financial liabilities	1,831,327	311,119
Liabilities at FVPL
Financial Instruments
Financial liabilities	1,090,825	861,385
Liabilities at FVPL | Derivative financial liabilities [Member]
Financial Instruments
Financial liabilities	223,561
Liabilities at FVPL | Accounts payable to selling shareholders
Financial Instruments
Financial liabilities	867,264	861,385
Liabilities at amortized cost
Financial Instruments
Financial liabilities	2,779,259	1,312,394
Liabilities at amortized cost | Trade payables
Financial Instruments
Financial liabilities	103,292	40,925
Liabilities at amortized cost | Accounts payable to selling shareholders
Financial Instruments
Financial liabilities	801,522	925,130
Liabilities at amortized cost | Lease liabilities
Financial Instruments
Financial liabilities	43,118	35,220
Liabilities at amortized cost | Loans and financing
Financial Instruments
Financial liabilities	R$ 1,831,327	R$ 311,119